Touchstone Non-US Equity Fund Expense Example - Touchstone Non-US Equity Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 609
Expense Example, with Redemption, 3 Years	841
Expense Example, with Redemption, 5 Years	1,091
Expense Example, with Redemption, 10 Years	1,806
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	668
Expense Example, with Redemption, 5 Years	1,167
Expense Example, with Redemption, 10 Years	2,540
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	507
Expense Example, with Redemption, 10 Years	1,129
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	1,082
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	$ 1,072